Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Investments	$ 76,209,473	$ 119,284,106
Trading Equity:
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	2,273	328
Total Assets	76,211,746	119,284,434
LIABILTIES
Redemptions payable	1,590,323	1,603,104
Accrued brokerage fees (MS&Co.)	387,030	596,827
Accrued management fees	174,921	272,302
Accrued incentive fee	0	37,676
Total Liabilities	2,152,274	2,509,909
PARTNERS' CAPITAL
Limited Partners	73,232,715	115,518,403
General Partner	826,757	1,256,122
Total Partners' Capital	74,059,472	116,774,525
Total Liabilities and Partners' Capital	76,211,746	119,284,434
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 14.25	$ 16.02
BHM I, LLC [Member]
ASSETS
Investments	63,045,391	101,259,072
PGR Master Fund [Member]
ASSETS
Investments	5,021,111	9,193,011
MB Master Fund [Member]
ASSETS
Investments	8,142,971	8,832,023
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
ASSETS
Investments	17,030,434	0
Trading Equity:
Unrestricted cash	6,788,072	35,693,205
Restricted cash	0	125,600
Total cash	6,788,072	35,818,805
Net unrealized gain (loss) on open contracts (MS&Co.)	43,205	(88,387)
Options purchased	0	1,534
Total Trading Equity	23,861,711	35,731,952
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	710	98
Total Assets	23,862,421	35,732,050
LIABILTIES
Redemptions payable	422,017	724,150
Accrued brokerage fees (MS&Co.)	90,602	134,931
Accrued management fees	36,617	58,665
Total Liabilities	549,236	917,746
PARTNERS' CAPITAL
Limited Partners	23,041,527	34,396,076
General Partner	271,658	418,228
Total Partners' Capital	23,313,185	34,814,304
Total Liabilities and Partners' Capital	23,862,421	35,732,050
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 7.57	$ 8.63
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
ASSETS
Investments	10,109,603	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
ASSETS
Investments	6,920,831	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Unrestricted cash	9,403,917	12,202,453
Restricted cash	899,358	989,964
Total cash	10,303,275	13,192,417
Net unrealized gain (loss) on open contracts (MS&Co.)	1,019,443	1,186,221
Net unrealized gain (loss) on open contracts (MSIP)	(37,664)	34,556
Total net unrealized gain on open contracts	981,779	1,220,777
Options purchased	0	814
Total Trading Equity	11,285,054	14,414,008
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	422	49
Total Assets	11,285,476	14,414,057
LIABILTIES
Redemptions payable	117,253	273,368
Accrued brokerage fees (MS&Co.)	42,933	54,606
Options written	22,859	0
Accrued management fees	13,727	17,799
Total Liabilities	196,772	345,773
PARTNERS' CAPITAL
Limited Partners	10,917,812	13,888,123
General Partner	170,892	180,161
Total Partners' Capital	11,088,704	14,068,284
Total Liabilities and Partners' Capital	11,285,476	14,414,057
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 14.06	$ 14.83
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Equity:
Unrestricted cash	171,164,335	250,786,399
Restricted cash	27,192,268	37,327,727
Total cash	198,356,603	288,114,126
Net unrealized gain (loss) on open contracts (MS&Co.)	3,072,667	6,712,081
Net unrealized gain (loss) on open contracts (MSIP)	(521,313)	(310,182)
Total net unrealized gain on open contracts	2,551,354	6,401,899
Total Trading Equity	200,907,957	294,516,025
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	6,032	808
Total Assets	200,913,989	294,516,833
LIABILTIES
Redemptions payable	3,642,807	6,464,963
Accrued brokerage fees (MS&Co.)	994,527	1,459,689
Accrued management fees	302,574	447,773
Total Liabilities	4,939,908	8,372,425
PARTNERS' CAPITAL
Limited Partners	193,760,270	283,036,281
General Partner	2,213,811	3,108,127
Total Partners' Capital	195,974,081	286,144,408
Total Liabilities and Partners' Capital	200,913,989	294,516,833
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 27.76	$ 31.24
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Equity:
Unrestricted cash	120,032,935	195,525,329
Restricted cash	14,361,905	25,997,636
Total cash	134,394,840	221,522,965
Net unrealized gain (loss) on open contracts (MS&Co.)	(1,017,450)	8,237,677
Net unrealized gain (loss) on open contracts (MSIP)	(24,094)	528,494
Total net unrealized gain on open contracts	(1,041,544)	8,766,171
Options purchased	0	1,507
Total Trading Equity	177,038,981	274,090,967
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	5,291	755
Total Assets	177,044,272	274,091,722
LIABILTIES
Redemptions payable	3,098,948	4,351,339
Accrued brokerage fees (MS&Co.)	863,648	1,345,886
Options written	0	3,460
Accrued management fees	199,286	385,820
Accrued incentive fee	0	94,355
Total Liabilities	4,161,882	6,180,860
PARTNERS' CAPITAL
Limited Partners	170,851,495	264,947,461
General Partner	2,030,895	2,963,401
Total Partners' Capital	172,882,390	267,910,862
Total Liabilities and Partners' Capital	177,044,272	274,091,722
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 16.71	$ 19.65
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
ASSETS
Investments	$ 43,685,685	$ 43,800,324